Share Based Compensation (Details) - Schedule of the Group's option activities under the 2007 Plan - 2007 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
	Aug. 18, 2017	Aug. 18, 2017	Dec. 31, 2016
Share Based Compensation (Details) - Schedule of the Group's option activities under the 2007 Plan [Line Items]
Number of options, Beginning		27,456,943	32,037,240
Weighted average exercise price, Beginning		$ 300	$ 300
Weighted average remaining contractual term (Years), Beginning		5 years 94 days	4 years 354 days
Aggregate intrinsic value, Beginning		$ 308	$ 308
Number of options, Granted	9,085,000	9,085,000	610,000
Weighted average exercise price, Granted		$ 700	$ 560
Number of options, Forfeited		(8,007,606)	(5,190,297)
Weighted average exercise price, Forfeited		$ 40	$ 340
Number of options, Ending	28,534,337	28,534,337	27,456,943
Weighted average exercise price, Ending	$ 480	$ 480	$ 300
Weighted average remaining contractual term (Years), Ending		6 years 361 days	5 years 94 days
Aggregate intrinsic value, Ending			$ 308
Number of options, Vested and expected to vest	28,534,337	28,534,337	27,456,943
Weighted average exercise price, Vested and expected to vest	$ 480	$ 480	$ 300
Weighted average remaining contractual term (Years), Vested and expected to vest		6 years 361 days	5 years 94 days
Aggregate intrinsic value, Vested and expected to vest			$ 308